RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS - Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liabilities and stockholders' equity
Warrant liability	$ 6,384	$ 7,335
Total liabilities	91,035	73,572	$ 72,607	$ 97,355		$ 33,922
Stockholders' equity
Additional paid-in capital	1,592,716	1,540,037	1,483,724	1,168,147		383,961
Accumulated deficit	(680,398)	(560,174)	(417,938)	(338,234)		(188,480)
Total stockholders' equity	912,283	980,141	1,065,825	829,949	$ 193,526	195,508	$ 186,240	$ 41,856
Total liabilities and stockholders' equity	$ 1,003,318	1,053,713	1,138,432	927,304		229,430
As Previously Reported
Liabilities and stockholders' equity
Total liabilities		66,237	59,497	46,500
Stockholders' equity
Additional paid-in capital		1,560,820	1,505,422	1,189,845
Accumulated deficit		(573,622)	(426,526)	(309,077)
Total stockholders' equity		987,476	1,078,935	880,804		$ (188,479)		$ (31,206)
Total liabilities and stockholders' equity		1,053,713	1,138,432	927,304
Adjustments
Liabilities and stockholders' equity
Warrant liability		7,335
Total liabilities		7,335	13,110	50,855
Stockholders' equity
Additional paid-in capital		(20,783)	(21,698)	(21,698)
Accumulated deficit		13,448	8,588	(29,157)
Total stockholders' equity		(7,335)	(13,110)	(50,855)
Total liabilities and stockholders' equity		$ 0	$ 0	$ 0